Subsequent Events (Details Narrative) - Subsequent Event [Member]	May 31, 2018 USD ($)	May 31, 2018 CNY (¥)	May 24, 2018 USD ($)	May 11, 2018 USD ($)
UBI Hong Kong [Member]
Advances amount from related parties	$ 204,000
Nova [Member]
Advances amount from related parties	93,000
Tony Liu [Member] | UBI Delaware [Member]
Advances amount from related parties	65,000
Hong Kong, Dollars [Member] | UBI Hong Kong [Member]
Advances amount from related parties	$ 1,600,000
RMB [Member] | Nova [Member]
Advances amount from related parties | ¥		¥ 600,000
HKPU Project [Member] | UBI Hong Kong [Member]
Project cost due				$ 82,000
HKPU Project [Member] | UBI Hong Kong [Member] | Hong Kong, Dollars [Member]
Project cost due				$ 643,647
HKPU Project [Member] | Hong Kong Special Administrative Region [Member]
Project cost due			$ 82,000
HKPU Project [Member] | Hong Kong Special Administrative Region [Member] | Hong Kong, Dollars [Member]
Project cost due			$ 643,647